Short-Term Bank Loans - Schedule of Short-Term Bank Loans (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Short-Term Bank Loans - Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	$ 4,578,703	$ 4,630,581
Fujian Rural Commercial Bank [Member]
Short-Term Bank Loans - Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	418,784	410,998
Industrial and Commercial Bank of China [Member]
Short-Term Bank Loans - Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	4,159,919	4,082,584
China Merchants Bank [Member]
Short-Term Bank Loans - Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans		$ 136,999